Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 3,000	$ 82,928,000	$ (67,741,000)	$ 15,190,000
Balance (in Shares) at Dec. 31, 2023	3,303,045
Common Stock issued to directors		157,000		157,000
Common Stock issued to directors (in Shares)	39,845
Stock-Based Compensation		640,000		640,000
Exercise of stock options
Exercise of stock options (in Shares)	15,229
Common Stock issued for cash		327,000		327,000
Common Stock issued for cash (in Shares)	116,851
Net Loss			(1,366,000)	(1,366,000)
Balance at Dec. 31, 2024	$ 3,000	84,052,000	(69,107,000)	14,948,000
Balance (in Shares) at Dec. 31, 2024	3,474,970
Common Stock issued to directors		39,000		39,000
Common Stock issued to directors (in Shares)	9,185
Stock-Based Compensation		435,000		435,000
Common Stock issued for cash	$ 1,000	854,000		855,000
Common Stock issued for cash (in Shares)	209,940
Net Loss			(988,000)	(988,000)
Balance at Mar. 31, 2025	$ 4,000	85,380,000	(70,095,000)	15,289,000
Balance (in Shares) at Mar. 31, 2025	3,694,095
Balance at Dec. 31, 2024	$ 3,000	84,052,000	(69,107,000)	14,948,000
Balance (in Shares) at Dec. 31, 2024	3,474,970
Common Stock issued to directors		108,000		108,000
Common Stock issued to directors (in Shares)	30,699
Common Stock issued upon settlement of restricted stock units, net		(127,000)		(127,000)
Common Stock issued upon settlement of restricted stock units, net (in Shares)	57,192
Stock-Based Compensation		939,000		939,000
Common Stock issued for cash	$ 2,000	4,636,000		4,638,000
Common Stock issued for cash (in Shares)	1,213,593
Net Loss			(1,305,000)	(1,305,000)
Balance at Dec. 31, 2025	$ 5,000	89,608,000	(70,412,000)	19,201,000
Balance (in Shares) at Dec. 31, 2025	4,776,454
Common Stock issued to directors		14,000		14,000
Common Stock issued to directors (in Shares)	4,600
Stock-Based Compensation		950,000		950,000
Net Loss			(1,020,000)	(1,020,000)
Balance at Mar. 31, 2026	$ 5,000	$ 90,572,000	$ (71,432,000)	$ 19,145,000
Balance (in Shares) at Mar. 31, 2026	4,781,054